ORGANIZATION AND NATURE OF OPERATIONS (Schedule of Subsidiaries) (Details)		12 Months Ended
	Dec. 20, 2012	Dec. 31, 2013 JinkoSolar Technology Limited ("Paker") [Member]	Dec. 31, 2013 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]	Dec. 31, 2013 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]	Dec. 31, 2013 JinkoSolar International Limited ("JinkoSolar International") [Member]	Dec. 31, 2013 Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]	Dec. 31, 2013 JinkoSolar GmbH ("Jinko GmbH") [Member]	Dec. 31, 2013 Zhejiang Jinko Trading Co., Ltd. ("Zhejiang Trading") [Member]	Dec. 31, 2013 JinkoSolar (U.S.) Inc. ("Jinko US") [Member]	Dec. 31, 2013 Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]	Dec. 31, 2013 JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]	Dec. 31, 2013 JinkoSolar (US) Holdings Inc. ("Jinko US Holding") [Member]	Dec. 31, 2013 JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]	Dec. 31, 2013 Shangrao Jinko PV Technology Engineering Co., Ltd. (?Jinko Tech?) [Member]	Dec. 31, 2013 JinkoSolar SAS ("Jinko France") [Member]	Dec. 31, 2013 Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]	Dec. 31, 2013 Delingha Ruiqida Solar Power Co., Ltd. ("Delingha Solar Power") [Member]	Dec. 31, 2013 Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]	Dec. 31, 2013 Wide Wealth Group Holding Limited (?Wide Wealth?) [Member]	Dec. 31, 2013 Haining JinkoSolar Investment Co., Ltd (?Haining Investment") [Member]		Dec. 31, 2013 Canton Best Limited (?Canton Best?) [Member]	Dec. 31, 2013 JinkoSolar Power Engineering Group Limited (?Power Engineering?) [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Nov. 10, 2006	Dec. 13, 2006	Jun. 30, 2009	Nov. 25, 2009	Dec. 24, 2009	Apr. 01, 2010	Jun. 13, 2010	Aug. 19, 2010	Dec. 01, 2010	May 03, 2011	Jun. 07, 2011	Jul. 08, 2011	Jul. 28, 2011	Sep. 12, 2011	Nov. 18, 2011	Dec. 06, 2011	Dec. 07, 2011	Jun. 11, 2012	Sep. 14, 2012	[1]	Sep. 16, 2013	Nov. 12, 2013
Percentage of Ownership	28.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	88.70%	100.00%	100.00%	100.00%	[1]	100.00%	100.00%

[1]	Haining Investment is the holding company of a number of power plant project companies established in various locations in China.